Stock Incentive Plans - Schedule of RSU Activity (Details) - RSU [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of RSU Activity [Line Items]
Number of RSUs, Outstanding | shares
Weighted Average Grant Date Fair Value, Outstanding | $ / shares
Number of RSUs, Granted or approved | shares	474,784
Weighted Average Grant Date Fair Value, Granted or approved | $ / shares	$ 11.11
Number of RSUs, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of RSUs, Outstanding | shares	474,784
Weighted Average Grant Date Fair Value, Outstanding | $ / shares	$ 11.11